Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Jun. 30, 2026 SGD ($)
Intangible Asset, Goodwill and Other [Abstract]
July to December 2026	$ 261
Financial year ending 2027 to 2029	$ 581